                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
       This Amendment (Check only one.):    [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Absolute Return Investors, L.P.*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: _____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director of Absolute Return Investors, LLC, the general partner of Absolute Return Investors, L.P., the general partner of Absolute Return Capital Partners, L.P.
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Michael F. Goss       Boston, MA                February 14, 2007
 ------------------------  ------------------------  ------------------------

* The report on Form 13F for the period ended December 31, 2006 for Absolute Return Investors, L.P. ("ARI-LP") is being filed by Absolute Return Investors, LLC, the general partner of ARI-LP, which is the general partner of Absolute Return Capital Partners, L.P. Michael F. Goss is the Managing Director of Absolute Return Investors, LLC.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28                   Absolute Return Capital Partners, L.P.
28                   Absolute Return Investors, LLC